Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies [Line Items]
Unsatisfied performance obligations	$ 59,600
Unearned revenue recognized during the year	8,900
Capitalized customer acquisition costs	9,300	$ 9,700
Amortization of customer acquisition costs	4,200	1,000
Programming assets, amortization expense, next twelve months	59,400
Programming assets, amortization expense, year two	44,100
Programming assets, amortization expense, year three	25,900
Programming assets, amortization expense, year four	7,400
Programming Assets, Amortization Expense, Year Five	3,100
Programming assets, amortization expense, thereafter	3,300
FCC repack receivable	29,651	19,242
Deferred FCC repack income	36,770	20,620
Estimated liabilities for unpaid claims	$ 9,100	9,800
Anti-dilutive securities	1.4		1.2
Contract with Customer, Liability	$ 10,704	$ 10,346
Journal Media Group | Accounts receivable
Summary of Significant Accounting Policies [Line Items]
Estimated liabilities for unpaid claims	$ 1,300
Television network affiliation relationships
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	20 years
Customer lists and advertiser relationships
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	20 years
FCC licenses | Maximum
Summary of Significant Accounting Policies [Line Items]
FCC license term	8 years
Operating revenue | Advertising
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	65.00%